Schedule of Reconciliation of Weighted Average Shares Outstanding (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jul. 31, 2025	Apr. 30, 2025	Jul. 31, 2024	Apr. 30, 2024	Jul. 31, 2025	Jul. 31, 2024	Jan. 31, 2025	Jan. 31, 2024
Basic income (loss) per common share
Net income (loss) available to common shareholders	$ (218,712)	$ (336,132)	$ 1,149,145	$ 311,381	$ (554,844)	$ 1,460,526	$ 2,122,189	$ (4,080,258)
Weighted average common shares outstanding	66,445,267		49,912,073		61,692,564	49,867,529	50,647,226	31,012,343
Basic earnings (loss) per common share	$ (0.00)		$ 0.02		$ (0.01)	$ 0.03	$ 0.04	$ (0.13)
Diluted earnings per common share
Remove derivative gain							$ (14,876)
Remove convertible debt interest							(14,290)
Net income (loss) for dilutive calculation	$ (218,712)		$ (568,740)		$ (544,844)	$ (1,129,925)	$ 2,093,023	$ (4,080,258)
Dilutive effect of common stock warrants			2,040,790			2,040,790	10,427,644
Dilutive effect of common stock options			786,790			786,760	1,555,436
Adjusted weighted average common shares outstanding							62,630,306	31,012,343
Diluted income (loss) per common share	$ (0.00)		$ 0.02		$ (0.01)	$ 0.02	$ 0.03	$ (0.13)
Net income (loss) available to common shareholders	$ (218,712)		$ 1,149,145		$ (544,844)	$ 1,460,526
Derivative (gain) loss associated with convertible debt			(1,642,566)			(2,493,598)
Interest expense associated with convertible debt			$ (75,319)			$ (96,853)
Dilutive effect of convertible debt
Weighted average shares outstanding for diluted net income (loss) per share	66,445,267		52,739,623		61,692,564	52,695,079	62,630,306	31,012,343